UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04892

Templeton Growth Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/18_

Item 1. Schedule of Investments.

TEMPLETON GROWTH FUND, INC.

Statement of Investments, May 31, 2018 (unaudited)
	Industry	Shares	Value
Common Stocks 96.2%
Canada 2.7%
Barrick Gold Corp	Metals & Mining	8,577,400	$113,135,906
Husky Energy Inc	Oil, Gas & Consumable Fuels	7,166,800	103,489,101
Wheaton Precious Metals Corp	Metals & Mining	6,814,306	149,044,865
			365,669,872
China 5.6%
[a] Baidu Inc., ADR	Internet Software & Services	972,600	235,913,856
China Life Insurance Co. Ltd., H	Insurance	59,196,000	165,283,440
China Mobile Ltd	Wireless Telecommunication Services	14,600,000	130,299,804
China Telecom Corp. Ltd., ADR.	Diversified Telecommunication Services	735,230	34,202,900
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	230,444,000	107,532,404
Kunlun Energy Co. Ltd	Oil, Gas & Consumable Fuels	72,174,700	65,701,618
			738,934,022
Denmark 0.7%
Vestas Wind Systems AS	Electrical Equipment	1,503,323	98,579,719
France 6.1%
AXA SA	Insurance	7,569,996	188,711,861
BNP Paribas SA	Banks	2,420,090	150,111,260
Compagnie de Saint-Gobain.	Building Products	1,286,763	64,493,687
Credit Agricole SA	Banks	6,284,163	86,244,229
[b] Sanofi	Pharmaceuticals	2,079,524	159,544,137
Veolia Environnement SA	Multi-Utilities	7,181,046	163,023,962
			812,129,136
Germany 4.5%
Bayer AG	Pharmaceuticals	838,757	99,874,435
E.ON SE	Multi-Utilities	2,978,608	31,588,638
innogy SE	Multi-Utilities	2,192,223	92,539,410
Merck KGaA	Pharmaceuticals	1,708,351	174,423,422
Siemens AG	Industrial Conglomerates	1,581,963	206,198,593
			604,624,498
Hong Kong 1.1%
CK Hutchison Holdings Ltd	Industrial Conglomerates	11,245,500	126,958,038
Value Partners Group Ltd	Capital Markets	20,445,000	18,324,634
			145,282,672
India 1.3%
Bharti Airtel Ltd	Wireless Telecommunication Services	11,806,758	65,416,058
Hero Motocorp Ltd	Automobiles	1,932,181	101,577,761
			166,993,819
Ireland 0.5%
Bank of Ireland Group PLC	Banks	8,134,777	67,356,173
Israel 2.1%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	12,999,752	279,494,668
Italy 1.8%
Eni SpA	Oil, Gas & Consumable Fuels	13,163,395	238,360,254
Japan 5.4%
Mitsui Fudosan Co. Ltd	Real Estate Management & Development	4,356,000	109,475,396
Nissan Motor Co. Ltd	Automobiles	3,257,400	32,342,023
Panasonic Corp	Household Durables	13,255,100	181,424,043
Ryohin Keikaku Co. Ltd	Multiline Retail	92,700	31,517,574
Seven & i Holdings Co. Ltd	Food & Staples Retailing	1,724,100	76,378,462

	Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
SoftBank Group Corp	Wireless Telecommunication Services	1,558,300	$111,189,520
Suntory Beverage & Food Ltd	Beverages	2,371,000	105,450,402
Taiheiyo Cement Corp	Construction Materials	1,749,400	64,783,662
			712,561,082
Luxembourg 2.1%
SES SA, IDR	Media	16,102,405	278,120,334
Netherlands 3.7%
Aegon NV	Insurance	28,994,096	180,519,966
Akzo Nobel NV	Chemicals	1,768,595	155,268,314
ING Groep NV	Banks	5,922,007	86,244,568
[a] QIAGEN NV	Life Sciences Tools & Services	2,046,810	74,317,910
			496,350,758
Portugal 0.5%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	3,421,804	63,581,412
Singapore 1.7%
Singapore Telecommunications Ltd	Diversified Telecommunication Services	92,224,200	225,928,281
South Korea 3.4%
Hyundai Motor Co	Automobiles	229,747	29,564,910
KB Financial Group Inc	Banks	3,410,144	163,536,383
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	5,624,069	263,979,686
			457,080,979
Spain 0.7%
Telefonica SA	Diversified Telecommunication Services	10,000,787	88,231,373
Sweden 1.6%
Arjo AB, B	Health Care Equipment & Supplies	9,065,451	30,328,862
Ericsson, B	Communications Equipment	13,101,493	95,032,888
Getinge AB, B	Health Care Equipment & Supplies	9,065,451	87,861,170
			213,222,920
Switzerland 2.7%
Novartis AG	Pharmaceuticals	439,916	32,556,952
Roche Holding AG.	Pharmaceuticals	776,328	166,195,694
UBS Group AG	Capital Markets	10,959,181	165,079,716
			363,832,362
Thailand 1.2%
Bangkok Bank PCL, fgn	Banks	17,984,500	108,249,135
Bangkok Bank PCL, NVDR.	Banks	8,099,000	47,737,751
			155,986,886
United Kingdom 12.9%
BAE Systems PLC.	Aerospace & Defense	19,111,013	162,441,018
Barclays PLC	Banks	27,161,363	71,217,367
BP PLC	Oil, Gas & Consumable Fuels	38,118,280	292,025,837
HSBC Holdings PLC	Banks	20,709,740	200,537,359
Kingfisher PLC	Specialty Retail	52,150,193	211,582,533
Man Group PLC	Capital Markets	23,440,122	56,617,952
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	9,316,818	331,554,820
Standard Chartered PLC	Banks	24,000,406	240,754,688
Vodafone Group PLC	Wireless Telecommunication Services	59,236,507	151,050,682
			1,717,782,256

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TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value

Common Stocks (continued)
United States 33.9%
Advance Auto Parts Inc	Specialty Retail	1,588,700	$204,338,594
Allergan PLC	Pharmaceuticals	52,193,636	277,939,090
Ally Financial Inc	Consumer Finance	1,576,830	40,445,689
[a] Alphabet Inc., A	Internet Software & Services	158,059	173,864,900
AmerisourceBergen Corp	Health Care Providers & Services	1,697,799	139,457,210
Amgen Inc	Biotechnology	332,665	59,753,287
Apache Corp	Oil, Gas & Consumable Fuels	3,378,940	135,157,600
Apple Inc	Technology Hardware, Storage & Peripherals	955,580	178,569,235
Capital One Financial Corp	Consumer Finance	1,852,850	174,167,900
Cardinal Health Inc	Health Care Providers & Services	2,086,957	108,709,590
[a] Celgene Corp	Biotechnology	600,240	47,226,883
Citigroup Inc	Banks	4,229,550	282,068,689
Comcast Corp., A	Media	4,549,420	141,850,916
[a] CommScope Holding Co. Inc	Communications Equipment	2,756,000	80,805,920
ConocoPhillips	Oil, Gas & Consumable Fuels	2,513,320	169,372,635
Coty Inc., A.	Personal Products	12,530,300	166,026,475
DXC Technology Co	IT Services	275,544	25,380,358
Eli Lilly & Co	Pharmaceuticals	1,911,840	162,582,874
Gilead Sciences Inc	Biotechnology	2,820,100	190,074,740
Helmerich & Payne Inc	Energy Equipment & Services	948,300	62,948,154
JPMorgan Chase & Co	Banks	1,283,400	137,336,634
Kellogg Co	Food Products	562,000	36,187,180
Mattel Inc	Leisure Products	7,465,700	115,867,664
Medtronic PLC	Health Care Equipment & Supplies	1,119,710	96,653,367
Microsoft Corp	Software	1,471,270	145,420,327
[a] Navistar International Corp	Machinery	4,435,290	166,057,258
[a] NetScout Systems Inc	Communications Equipment	850,920	22,974,840
Oracle Corp	Software	5,404,560	252,501,043
Perrigo Co. PLC	Pharmaceuticals	1,919,790	140,451,836
Twenty-First Century Fox Inc., A	Media	5,795,460	223,414,983
United Parcel Service Inc., B	Air Freight & Logistics	1,275,340	148,092,481
Voya Financial Inc	Diversified Financial Services	1,584,377	82,292,541
Walgreens Boots Alliance Inc	Food & Staples Retailing	2,101,500	131,112,585
			4,519,103,478
Total Common Stocks
(Cost $11,136,631,038)			12,809,206,954

		Principal
		Amount

Corporate Bonds (Cost $63,898,940) 0.6%
United States 0.6%
[c] Chesapeake Energy Corp., secured note, second lien,
144A, 8.00%, 12/15/22	Oil, Gas & Consumable Fuels $ 68,272,000		72,453,660
Total Investments before Short Term
Investments (Cost $11,200,529,978)			12,881,660,614

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TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Short Term Investments 3.8%

Time Deposits 3.1%
United States 3.1%
National Australia Bank Ltd., 1.63%, 6/01/18	$100,000,000	$100,000,000
National Bank of Canada, 1.64%, 6/01/18	191,000,000	191,000,000
Royal Bank of Canada, 1.64%, 6/01/18	126,500,000	126,500,000
Total Time Deposits (Cost $417,500,000)		417,500,000
	Shares

Investments from Cash Collateral Received for
Loaned Securities (Cost $91,106,600) 0.7%
Money Market Funds 0.7%
United States 0.7%
[d,e] Institutional Fiduciary Trust Money Market Portfolio,
1.40%	91,106,600	91,106,600
Total Investments (Cost $11,709,136,578)
100.6%		13,390,267,214
Other Assets, less Liabilities (0.6)%		(76,792,476)
Net Assets 100.0%		$13,313,474,738

See Abbreviations on page 7.

[a]Non-income producing.
[b]A portion or all of the security is on loan at May 31, 2018.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund’s Board of Directors.
[d]See Note 5 regarding investments in affiliated management investment companies.
[e]The rate shown is the annualized seven-day effective yield at period end.

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TEMPLETON GROWTH FUND, INC.

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Growth Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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TEMPLETON GROWTH FUND, INC.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended May 31, 2018, investments in “affiliated companies” were as follows:

	Number of			Number of	Value			Net Change in
	Shares Held			Shares Held	at End			Unrealized
	at Beginning	Gross	Gross	at End	of	Dividend	Realized	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	Gain (Loss)	(Depreciation)

Non-Controlled Affiliates
Navistar International Corp	5,754,190	—	(1,318,900)	4,435,290	$—[a]	$—	$4,225,731	$—[a]

[a]As of May 31, 2018, no longer an affiliate.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.40%	—	977,689,542	(886,582,942)	91,106,600	$91,106,600	$—	$—	$—

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TEMPLETON GROWTH FUND, INC.
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

6. UPCOMING ACQUISITIONS/MERGER

On February 27, 2018, the Board for Templeton Global Opportunities Trust approved a proposal to reorganize Templeton Global Opportunities Trust with and into Templeton Growth Fund, Inc., subject to approval by the shareholders of Templeton Global Opportunities Trust.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2018, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments	$12,809,206,954	$—	$—	$12,809,206,954
Corporate Bonds	—	72,453,660	—	72,453,660
Short Term Investments	91,106,600	417,500,000	—	508,606,600
Total Investments in Securities	$12,900,313,554	$489,953,660	$—	$13,390,267,214

[a]For detailed categories, see the accompanying Statement of Investments.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio
ADR	American Depositary Receipt
IDR	International Depositary Receipt
NVDR	Non-Voting Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|7

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Growth Fund, Inc.

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date July 26, 2018

By /s/Robert G. Kubilis

      Robert G. Kubilis

Chief Financial Officer and

 Chief Accounting Officer

Date July 26, 2018